Loans payable - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 10, 2020 CAD ($)	Apr. 25, 2020 USD ($)	Jun. 18, 2018 CAD ($) $ / shares shares	Apr. 30, 2021 $ / shares	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)
Loans and advances to banks repayable [line Items]
Warrants issued | shares			3,000,000
Exercise price of warrants issued | $ / shares			$ 0.20
Warrants expiration date			Jun. 18, 2021
Discount on warrants			$ 171
Stock price | $ / shares				$ 0.017
Expected Life				3 years
Expected annual volatility				56.00%
Risk-free rate				1.45%
Secured loan					$ 1,282	$ 1,000,000
Secured loan interest					8.00%
Loan paid date					October 25, 2019
Loan extension period					additional 6 months to April 25, 2020.
Repayment on debt		$ 1,040,000
Private Placements [member]
Loans and advances to banks repayable [line Items]
Secured bonds due date	Jun. 17, 2020
Bonds issued	$ 3,000
Structuring and finders fees	60
Finders warrants	171
Structuring, finders fees and warrants	$ 231
Interest rate percentage of bonds	8.00%
Payment of secured bonds	$ 3,234